Note K - Fair Value (Detail) - Valuation of our Financial Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment in marketable securities - related party	$ 732,000	$ 592,000
Investment in marketable securities - related party	732,000	592,000	539,000
Investment in real estate loans	27,240,000	30,646,000
Investment in real estate loans	(27,140,000)	(31,777,000)
Fair Value, Inputs, Level 1 [Member]
Investment in marketable securities - related party	732,000	592,000
Fair Value, Inputs, Level 3 [Member]
Investment in real estate loans	$ 27,240,000	$ 30,646,000